Recoverable taxes, fees and contributions (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes Fees And Contributions
Schedule of taxes, fees and contributions to be recovered

	2023	2022

Recoverable taxes, fees and contributions	1,818,306	1,727,069

ICMS(i)	1,372,681	1,323,604
PIS/COFINS(ii)	164,508	194,452
IRRF (Withholding income tax) on interest earning bank deposits	81,445	120,417
Other	199,672	88,596

Current portion	(943,767)	(831,661)
Non-current portion	874,539	895,408

(i)

The amounts of recoverable ICMS (state VAT) are mainly comprised by:

(a) credits on the acquisition of property, plant and equipment directly related to the provision of telecommunication services (credits divided over 48 months).

(b) ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, chips, tablets and modems sold by TIM.

(ii)	The Recoverable PIS/COFINS amounts mainly refer to credits from a legal proceeding filed by TIM S.A., with a favorable final decision issued by the Supreme Court, which discussed the exclusion of the ICMS from the PIS and COFINS calculation bases.